Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Marketable securities owned	43,705,232	55,705,232
Marketable securities, unrealized gains & losses	$ (508,000)	$ 216,000